Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Summary of Components of Inventory

The components of inventory are summarized as follows:

	March 31, 2025	December 31, 2024
Raw materials	$1,669	$1,338
Finished goods	2,516	2,720
Reserve for obsolete inventory	(23)	(10)
Inventory, net	$4,162	$4,048

The components of inventory at are summarized as follows:

	December 31, 2024	December 31, 2023
Raw materials	$1,338	$607
Finished goods	2,720	2,055
Reserve for obsolete inventory	(10)	(117)
Total Inventory	$4,048	$2,545